Debt (Subordinated Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Amortization deferred financing costs	$ 185,671	$ 1,591,016
Borrowings	18,390,864
Common stock issued in exchange for conversion of subordinated debt	950,699
Shares issuable on conversion	216,664
Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes, interest rate	12.00%
Accretion of debt discount and amortization of loan origination fees	554,167	362,550
Amortization deferred financing costs	461,535	176,828
Expected amortization costs in 2014	179,892
Expected amortization costs in 2015 and 2016	18,618
Borrowings	4,800,000	3,300,000
Subordinated Debt [Member] | Subordinated Debt, Tranche 1 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	3,000,000
Subordinated Debt [Member] | Subordinated Debt, Tranche 2 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	2,000,000
Subordinated Debt [Member] | Subordinated Debt, Tranche 3 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	3,000,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Amortization deferred financing costs	139,308	3,642
Expected amortization costs in 2014	750
Borrowings	400,000
Conversion price per share	$ 1.50
Common stock issued in exchange for conversion of subordinated debt	900,000
Common stock issued in exchange for conversion of subordinated debt, shares	600,001
Fair value of additional shares issued in connection with the conversion	50,700
Number of additional shares issued in connection with the conversion	33,800
Write off of deferred financing costs	42,408
Promissory Note For Insurance Premiums [Member]
Debt Instrument [Line Items]
Borrowings	$ 20,864	$ 7,570
Maximum [Member] | Promissory Note For Insurance Premiums [Member]
Debt Instrument [Line Items]
Notes, interest rate	7.00%
Minimum [Member] | Promissory Note For Insurance Premiums [Member]
Debt Instrument [Line Items]
Notes, interest rate	6.00%